Disclosures About Fair Value of Assets and Liabilities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Collateral-dependent impaired loans [Member]
Quantitative information about unobservable inputs used in recurring and nonrecurring fair value measurements
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 2,227
Fair Value Measurements, Valuation Techniques	Market comparable properties
Collateral-dependent impaired loans [Member] | Comparability Adjustments Percent [Member]
Quantitative information about unobservable inputs used in recurring and nonrecurring fair value measurements
Fair Value Measurements Unobservable Input Description	Comparability adjustments (%)
Fair Value Input Interest Rate	0.00%
Foreclosed assets [Member]
Quantitative information about unobservable inputs used in recurring and nonrecurring fair value measurements
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	950
Fair Value Measurements, Valuation Techniques	Market comparable properties
Foreclosed assets [Member] | Marketability Discount [Member]
Quantitative information about unobservable inputs used in recurring and nonrecurring fair value measurements
Fair Value Measurements Unobservable Input Description	Marketability discount
Fair Value Input Interest Rate	10.00%
Mortgage servicing rights [Member]
Quantitative information about unobservable inputs used in recurring and nonrecurring fair value measurements
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 3,755
Fair Value Measurements, Valuation Techniques	Discounted cash flow
Mortgage servicing rights [Member] | Discount Rate [Member]
Quantitative information about unobservable inputs used in recurring and nonrecurring fair value measurements
Fair Value Measurements Unobservable Input Description	Discount Rate
Fair Value Input Interest Rate	8.50%
Mortgage servicing rights [Member] | Constant Prepayment Rate [Member]
Quantitative information about unobservable inputs used in recurring and nonrecurring fair value measurements
Fair Value Measurements Unobservable Input Description	Constant prepayment rate
Fair Value Input Interest Rate	15.60%
Mortgage servicing rights [Member] | T and I Earnings Credit [Member]
Quantitative information about unobservable inputs used in recurring and nonrecurring fair value measurements
Fair Value Measurements Unobservable Input Description	T&I earnings credit
Fair Value Input Interest Rate	0.81%
Mortgage servicing rights [Member] | P and I Earnings Credit [Member]
Quantitative information about unobservable inputs used in recurring and nonrecurring fair value measurements
Fair Value Measurements Unobservable Input Description	P&I earnings credit
Fair Value Input Interest Rate	0.21%
Mortgage servicing rights [Member] | Inflation For Cost Of Servicing [Member]
Quantitative information about unobservable inputs used in recurring and nonrecurring fair value measurements
Fair Value Measurements Unobservable Input Description	Inflation for cost of servicing
Fair Value Input Interest Rate	1.50%